Significant production and growth asset acquisitions - Summary of Cash Flows on Acquisition (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about cash flow on asset acquisition [line items]
Net cash flow on acquisition		$ 0	$ (1,896)	$ 0
Tellurian Inc
Disclosure of detailed information about cash flow on asset acquisition [line items]
Cash payment	$ (1,066)
Cash and cash equivalents acquired	24
Net cash flow on acquisition	$ (1,042)